Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Gross premiums written	$ 4,717.6	$ 4,403.1	$ 3,579.0
Reinsurance premiums ceded	(1,709.0)	(2,008.5)	(1,442.4)
Net premiums written	3,008.6	2,394.6	2,136.6
Change in net unearned premiums	(714.9)	(136.5)	(304.0)
Net premiums earned	2,293.7	2,258.1	1,832.6
Net investment income	184.0	190.5	119.5
Net realized and unrealized investment gains/(losses)	22.8	(28.6)	4.9
Other income	0.0	0.0	0.1
Total revenues before net gain on distribution of The Fidelis Partnership	2,500.5	2,420.0	1,957.1
Net gain on distribution of The Fidelis Partnership	0.0	0.0	1,639.1
Total revenues	2,500.5	2,420.0	3,596.2
Expenses
Losses and loss adjustment expenses	1,089.8	1,155.8	698.8
Policy acquisition expenses (includes The Fidelis Partnership commissions of $328.8 (2024: $311.1 and 2023: $225.3))	990.1	999.7	723.8
General and administrative expenses	96.6	94.3	82.7
Corporate and other expenses	1.2	1.6	4.1
Net foreign exchange (gains)/losses	(0.5)	(1.6)	4.1
Financing costs	47.7	33.8	35.5
Total expenses	2,224.9	2,283.6	1,549.0
Income before income taxes	275.6	136.4	2,047.2
Income tax (expense)/benefit	(50.1)	(23.1)	85.3
Net income	225.5	113.3	2,132.5
Other comprehensive income
Unrealized gains on available-for-sale investments	46.4	9.6	81.7
Reclassification of net realized losses/(gains) recognized in net income	(4.6)	24.7	0.7
Income tax expense, all of which relates to unrealized gains on available-for-sale investments	(9.2)	(2.8)	(9.7)
Total other comprehensive income	32.6	31.5	72.7
Comprehensive income attributable to common shareholders	$ 258.1	$ 144.8	$ 2,205.2
Per share data
Earnings per common share (in dollars per share)	$ 2.12	$ 0.98	$ 18.65
Earnings per diluted common share (in dollars per share)	$ 2.11	$ 0.98	$ 18.65
Weighted average basic common shares outstanding (in shares)	106,158,800	115,218,380	114,313,971
Weighted average diluted common shares outstanding (in shares)	106,741,048	115,627,181	114,324,683